December 14, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	First Investors Income Funds
File Nos. 002-89287 and 811-03967
Post-Effective Amendment No. 46

Dear Sir or Madam:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (the “Securities Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the First Investors Income Funds (the “Registrant” or “Trust”) is Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”).  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Registrant.

The primary purpose of this filing is to register with the Securities and Exchange Commission new Advisor Class and Institutional Class shares of First Investors Cash Management Fund, First Investors Government Fund, First Investors Investment Grade Fund, First Investors Fund for Income and First Investors International Opportunities Bond Fund, each a series of the Trust (the “Funds”).

The Funds have substantially conformed the prospectus and statement of additional information (“SAI”) in the Amendment to the prospectus and SAI contained in PEA No. 40, as filed with the SEC on January 26, 2012, with respect to all of the Funds, except for the International Opportunities Bond Fund; and (2) PEA No. 44 as filed with the SEC on August 1, 2012, with respect to the International Opportunities Bond Fund.  Accordingly, we request that the SEC staff use the limited review procedures of Securities Act Release No. 6510 (Feb. 15, 1984).

Prospectus.  There are no material differences from the prospectus filed in the Amendment as compared to the disclosure contained in PEA No. 40, except for the inclusion of disclosure pertaining to the International Opportunities Bond Fund, as filed with the SEC in PEA No. 44.  In addition, the prospectus filed in the Amendment contains disclosure regarding the new Advisor Class and Institutional Class shares and does not include disclosure regarding Class A and Class B shares of the Funds, except that Class A performance information is included in the “Historical Performance” section and Class A financial information is included in the “Financial Highlights” section of the prospectus.

Statement of Additional Information.  There are no material differences from the SAI filed in the Amendment as compared to the SAI filed in PEA 40, except for (1) the incorporation of the information with respect to International Opportunities Bond Fund, as previously filed with the SEC in PEA No. 44 and (2) the inclusion of information regarding the new Advisor Class and Institutional Class shares.

The Registrant has elected that this filing be automatically effective 60 days after filing pursuant to Rule 485(a)(1) under the Securities Act.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

Very truly yours,

/s/ Francine J. Rosenberger

Francine J. Rosenberger

Attachments

cc:           Mary Carty
Russell Shepherd
First Investors Management Company, Inc.

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